Information by segment - Summary of Segment Disclosure for Company's Consolidated Operations (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total revenues	$ 291,746	$ 279,793	$ 245,088
Cost of goods sold	158,570	151,057	134,228
Gross profit	133,176	128,736	110,860
Administrative expenses	15,043	13,678	12,820
Selling expenses	76,664	74,423	63,278
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	37,158	36,011	28,792
Depreciation and amortization	13,838	12,127	10,531
Non-cash items other than depreciation and amortization	2,335	3,937	1,707
Equity in earnings of associated companies and joint ventures	531	306	215
Assets	314,539	307,986	273,520
Investments in associate companies and joint ventures	10,588	10,233	9,246
Total liabilities	160,510	157,445	139,815
Capital expenditures, net	26,765	29,416	21,396
Operating Segments
Disclosure of operating segments [line items]
Total revenues	281,279	269,608	236,635
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Total revenues	10,467	10,185	8,453
Mexico and Central America
Disclosure of operating segments [line items]
Total revenues	169,641	166,996	149,362
Cost of goods sold	88,407	86,214	77,698
Gross profit	81,234	80,782	71,665
Administrative expenses	10,525	9,715	9,500
Selling expenses	45,022	44,095	38,843
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	20,307	25,037	18,152
Depreciation and amortization	8,830	7,597	6,788
Non-cash items other than depreciation and amortization	1,058	2,341	864
Equity in earnings of associated companies and joint ventures	297	255	206
Assets	192,956	187,417	168,011
Investments in associate companies and joint ventures	9,193	9,037	7,963
Total liabilities	120,173	118,616	104,898
Capital expenditures, net	16,207	19,772	13,415
Mexico and Central America | Operating Segments
Disclosure of operating segments [line items]
Total revenues	159,447	156,816	140,935
Mexico and Central America | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Total revenues	10,194	10,180	8,427
South America
Disclosure of operating segments [line items]
Total revenues	122,105	112,797	95,726
Cost of goods sold	70,163	64,843	56,530
Gross profit	51,942	47,954	39,195
Administrative expenses	4,518	3,963	3,320
Selling expenses	31,642	30,328	24,435
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	16,851	10,974	10,640
Depreciation and amortization	5,008	4,530	3,743
Non-cash items other than depreciation and amortization	1,277	1,596	843
Equity in earnings of associated companies and joint ventures	234	51	9
Assets	121,583	120,569	105,509
Investments in associate companies and joint ventures	1,395	1,196	1,283
Total liabilities	40,337	38,829	34,917
Capital expenditures, net	10,558	9,644	7,981
South America | Operating Segments
Disclosure of operating segments [line items]
Total revenues	121,832	112,792	95,700
South America | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Total revenues	$ 273	$ 5	$ 26